Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Sep. 30, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Three months ending December 31, 2024	¥ 1,074,323	$ 153,090
Year ending December 31, 2025	2,364,094	336,881
Year ending December 31, 2026	1,425,503	203,133
Year ending December 31, 2027	¥ 926,040	$ 131,960